Vest 2 Year Interest Rate Hedge ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Notional Amount		Security Description			Value
		PURCHASED OPTIONS - 19.4%
		Interest Rate Swaptions - 19.4%
		2-Year Interest Rate Swap, 12-Month USD-SOFR, Receive Floating Rate
$6,677,350		Expiration: 03/28/2024; Exercise Rate: 2.9625%			$120,580
		TOTAL PURCHASED OPTIONS (Cost $125,867)			120,580
Par		Effective Yield		Maturity
		SHORT-TERM INVESTMENTS - 81.1%
		U.S. Treasury Bills - 77.4%
$485,000		United States Treasury Bill (a)(c)	5.36%	03/28/2024	481,039
Shares
		Money Market Funds - 3.7%
22,923		First American Treasury Obligations Fund - Class X, 5.25% (b)			22,923
		TOTAL SHORT-TERM INVESTMENTS (Cost $503,985)			503,962
		TOTAL INVESTMENTS (Cost $629,852) - 100.5%			624,542
		Liabilities in Excess of Other Assets - (0.5%)			(3,109)
		NET ASSETS - 100.0%			$621,433

	Percentages are stated as a percent of net assets.
	SOFR Secured Overnight Financing Rate.
	(a)	Zero coupon bond.
	(b)	Rate shown is the annualized seven-day yield as of January 31, 2024.
	(c)	All or a portion of this security is held as collateral for the writtern options as of January 31, 2024. The total value of the security held as collateral amounted to $138,857 or 22.3% of net assets.

Vest 2 Year Interest Rate Hedge ETF
Schedule of Written Options
January 31, 2024 (Unaudited)

Notional Amount		Security Description	Value
		WRITTEN OPTIONS - (0.5)%
		Interest Rate Swaptions - (0.5)%
		2-Year Interest Rate Swap, 12-Month USD-SOFR, Receive Fixed Rate
$(6,677,350)		Expiration: 03/28/24; Exercise Rate: 4.4925%	$(2,905)
		TOTAL WRITTEN OPTIONS (Premiums Received $1,000)	$(2,905)

	Percentages are stated as a percent of net assets.
	SOFR	Secured Overnight Financing Rate.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value  measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets^
Purchased Options	$-	$120,580	$-	$120,580
Short-Term Investments	22,923	481,039	-	503,962
Total Investments in Securities	$22,923	$601,619	$-	$624,542

^ See Schedule of Investments for further disaggregation of investment categories.

Liabilities*	Level 1	Level 2	Level 3	Total
Written Options	$-	$(2,905)	$-	$(2,905)

* See Schedule of Written Options for further disaggregation of investment categories.

For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.